RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2019, 2018 and 2017, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2019	2018	2017

Transactions with affiliated companies

Melco and its subsidiaries	Revenues (services provided by the Company):
	Provision of gaming related services	$393,512	$339,924	$295,638
	Rooms and food and beverage (1)	92,584	89,862	82,862
	Services fee (2)	39,470	39,126	39,971
	Entertainment (1)	7,685	1,191	1,328

	Costs and expenses (services provided to the Company):
	Staff costs recharges (3)	89,273	92,214	98,622
	Corporate services (4)	34,519	33,256	33,453
	Other services	16,117	12,498	11,043
	Staff and related costs capitalized in construction in progress	7,864	3,617	1,504
	Purchases of goods and services	523	310	312

	Sale and purchase of assets:
	Transfer-in of other long-term assets	17,516	15,246	2,584
	Purchases of property and equipment	8	41	282
	Sale of property and equipment and other long-term assets	1,323	9,112	1,667

A joint venture and a subsidiary of MECOM Power and Construction Limited (“MECOM”) (5)	Costs and expenses (services provided to the Company): Consultancy fee	3,096	2,878	568
	Purchase of assets:
	Construction and renovation work performed and recognized as property and equipment	4,328	3,741	5,101

Notes
(1)	These revenues primarily represented the retail values (before the adoption of the New Revenue Standard) or standalone selling prices (upon the adoption of the New Revenue Standard) of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to Melco Resorts Macau. For the years ended December 31, 2019, 2018 and 2017, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $100,269, $91,053 and $84,190, respectively, of which $87,005, $81,267 and $74,326 related to Studio City Casino’s gaming patrons and $13,264, $9,786 and $9,864 related to non-Studio City Casino’s gaming patrons, respectively.

(2)	Services provided by the Company to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)
Corporate services are provided to the Company by Melco and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.

(5)
A company in which Mr. Lawrence Yau Lung Ho, Studio City International’s director, had beneficial interest of approximately 20% until December 10, 2019, the date on which Mr. Lawrence Yau Lung Ho disposed his entire beneficial interest in MECOM. The amount in 2019 represents the transaction
s
with a joint venture and a subsidiary of MECOM during the period from January 1, 2019 to December 10, 2019.

Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses

	December 31,
	2019	2018
Melco’s subsidiaries	$61,990	$42,338
Others	—	1

	$61,990	$42,339

Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed
The outstanding balances mainly arising from construction and renovation work performed and operating expenses as of December 31, 2019 and 2018, are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2019	2018
Melco and its subsidiaries	$14,248	$18,543
A joint venture and a subsidiary of MECOM	—	3,410

	$14,248	$21,953